Other Expenses - Summary of Other Miscellaneous Operating Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OTHER EXPENSES
Professional, outsourced and other services	$ (74,630,728)	$ (60,819,733)	$ (69,692,677)
Administrative expenses	(7,214,238)	(8,893,785)	(5,991,676)
Repairs and maintenance	(49,051,950)	(50,846,851)	(41,829,409)
Indemnities and fines	(1,029,517)	(1,243,376)	(455,825)
Taxes and charges	(5,675,978)	(6,802,176)	(4,415,819)
Insurance premiums	(19,992,385)	(19,200,681)	(15,794,761)
Leases and rental costs	(4,958,760)	(3,824,195)	(3,775,007)
Marketing, public relations and advertising	(2,491,884)	(3,274,693)	(2,440,070)
Write-off Property, Plant and Equipment		3,510,591
Travel expenses	(2,223,358)	(3,991,349)	(2,436,407)
Environmental expenses	(8,313,182)	(9,886,690)	(9,664,683)
Other supplies and services	(15,011,354)	(11,849,020)	(10,713,687)
Total	$ (190,593,334)	$ (184,143,140)	$ (167,210,021)